LOSS PER SHARE - Additional information (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Purchase common stock
Earnings per share [line items]
Shares excluded from the calculation of diluted net loss per share as such shares are antidilutive	1,868,414	1,353,157